Related Party Transactions (Summary Of Related Party Outstanding Balances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Miscellaneous	$ 59,304	$ 44,879
Axis Business [Member]
Related Party Transaction [Line Items]
Inventories		1,436
Prepaid expenses and other current assets		7,150
Accounts and notes receivable	1,999	2,497
Other receivables	73,664	5,538
Accounts payable	$ 5,514	$ 15,311